Disclosures about segments and related information (Tables)	12 Months Ended
Dec. 31, 2014
Segment Reporting [Abstract]
Schedule of Segment Reporting Information by Segment
The total of all segments' financial amounts are reconciled to the corresponding amounts reported in the consolidated financial statements, eliminations are reflected in the reconciling column for amounts reported in excess of those amounts reflected in the consolidated financial statements.

	Year ended December 31, 2012
	Front-end	Back-end	Total
Net sales to unaffiliated customers	370,409	1,047,658	1,418,067
Gross profit	124,531	315,898	440,429
Result from operations	539	87,717	88,256
Interest income	1,015	974	1,989
Interest expense	(11,381)	(732)	(12,113)
Loss resulting from early extinguishment of debt	(2,209)	—	(2,209)
Accretion interest expense convertible notes	(4,329)	(140)	(4,469)
Foreign currency exchange gains (losses), net	(3,050)	(907)	(3,957)
Result on investments	(766)	—	(766)
Income tax expense	(8,965)	(17,335)	(26,300)
Net earnings (loss)	(29,146)	69,577	40,431
Allocation of net earnings (loss)
Shareholders of the parent			7,149
Non-controlling interest			33,282
Capital expenditures and purchase of intangible assets	24,015	48,777	72,792
Depreciation and amortization	18,838	39,622	58,460
Cash and cash equivalents	145,061	145,414	290,475
Capitalized goodwill	11,649	40,239	51,888
Other intangible assets	9,049	4,866	13,915
Other identifiable assets	334,399	808,829	1,143,228
Total assets	500,158	999,348	1,499,506
Total debt	—	80,623	80,623
Headcount in full-time equivalents -1-	1,636	15,768	17,404

(1)	Headcount includes those employees with a fixed contract, and is exclusive of temporary workers.

	Year ended December 31, 2013
	Front-end	Back-end 100%	Elimination non consolidated	Total
Net sales to unaffiliated customers	451,992	1,051,376	(891,091)	612,277
Gross profit	176,160	307,618	(269,228)	214,550
Result from operations	44,704	66,352	(70,638)	40,418
Interest income	904	272	(204)	972
Interest expense	(2,553)	(2,082)	1,693	(2,942)
Foreign currency exchange gains (losses), net	(9,005)	847	—	(8,158)
Result from investments	—	—	1,030,132	1,030,132
Income tax expense	(9,484)	(11,308)	9,671	(11,121)
Net earnings (loss)	24,565	54,081	970,654	1,049,300
Allocation of net earnings (loss)
Shareholders of the parent				1,051,893
Non-controlling interest				(2,593)
Capital expenditures and purchase of intangible assets	11,072	34,003	(27,542)	17,533
Depreciation and amortization	19,415	41,066	(32,015)	28,466
Cash and cash equivalents	312,437	149,313	(149,313)	312,437
Capitalized goodwill	11,421	—	—	11,421
Other intangible assets	5,637	902	(902)	5,637
Investments and associates	278	—	943,676	943,954
Other identifiable assets	277,800	599,709	(599,709)	277,800
Total assets	607,573	749,924	193,752	1,551,249
Total debt	—	65,105	(65,105)	—
Headcount in full-time equivalents -1-	1,503	14,400	(14,400)	1,503

(1)	Headcount includes those employees with a fixed contract, and is exclusive of temporary workers.

The table for the year ended December 31, 2013, shows the full results for ASMPT under the column heading, "Back-end 100%". The information reported in the reconciling column under the heading, "Elimination non-consolidated", represents the amounts included in the Back-end 100% column in excess of the amounts reported in the consolidated financial statements. As such, the information in this reconciling column reflects the summarized financial information for ASMPT for the period March 15, 2013 through December 31, 2013 and the ASMPT balance sheet items as of December 31, 2013, which are the amounts that were eliminated in the consolidation.

	Year ended December 31, 2014
	Front-end	Back-end 100%	Elimination non consolidated	Total
Net sales to unaffiliated customers	545,604	1,386,776	(1,386,776)	545,604
Gross profit	234,999	492,137	(492,137)	234,999
Result from operations	90,535	209,439	(209,439)	90,535
Interest income	1,583	—	—	1,583
Interest expense	(2,312)	(11,745)	11,745	(2,312)
Foreign currency exchange gains (losses), net	26,439	—	—	26,439
Result from investments and associates	(278)	—	38,910	38,632
Income tax expense	(17,569)	(43,728)	43,728	(17,569)
Net earnings (loss)	98,398	153,966	(115,056)	137,308
Allocation of net earnings (loss)
Shareholders of the parent				137,308
Non-controlling interest				—
Capital expenditures and purchase of intangible assets	32,143	30,992	(30,992)	32,143
Depreciation and amortization	21,222	40,416	(40,416)	21,222
Cash and cash equivalents	385,777	275,431	(275,431)	385,777
Capitalized goodwill	12,104	43,076	(43,076)	12,104
Other intangible assets	3,960	66,617	(66,617)	3,960
Investments and associates	—	—	1,092,097	1,092,097
Other identifiable assets	332,995	755,106	(755,106)	332,995
Total assets	734,836	1,140,230	(48,133)	1,826,933
Total debt	—	247,608	(247,608)	—
Headcount in full-time equivalents -1-	1,635	15,946	(15,946)	1,635

(1)	Headcount includes those employees with a fixed contract, and is exclusive of temporary workers.

Schedule of Geographical Information
Geographical information is summarized as follows:

	Europe	United States of America	Japan	South Korea	Taiwan	Other Asia	Corporate	Consolidated
	Year ended December 31, 2012
Net sales	255,795	197,566	59,385	85,272	110,797	709,252	—	1,418,067
Long-lived assets	17,587	22,567	17,313	5,314	127	212,408	120	275,436
	Year ended December 31, 2013
Net sales	97,777	147,036	36,623	119,097	85,545	126,199	—	612,277
Long-lived assets	2,871	24,429	15,112	3,868	63	10,144	44	56,531
	Year ended December 31, 2014
Net sales	94,518	177,006	62,482	93,595	81,143	36,860	—	545,604
Long-lived assets	6,762	33,881	15,598	11,667	51	11,253	24	79,236